NOTE 9 - SIGNIFICANT EVENTS DURING THE REPORTED PERIOD (COVID-19)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 9 - SIGNIFICANT EVENTS DURING THE REPORTED PERIOD (COVID-19)

NOTE 9 - SIGNIFICANT EVENTS DURING THE REPORTED PERIOD (COVID-19)

Since January 2020 and until the filing of this report, the world is experiencing a pandemic that is having a macro-economic impact relating to the spread of the Covid-19 (Corona) virus (hereinafter “the Virus”). Corona has been declared a pandemic by the World Health Organization. Many countries, including Israel, have taken significant steps in an effort to minimize the spread of the Virus, such as restrictions on citizens, transportation of passengers and goods, reducing the number of employees who are allowed to get to work, etc.

This event has significant effects on the economies and world markets, and many countries were economically harmed by the spread of the Virus.

The Company's management is of the opinion that, as of the issuance of this report, there is no effect on the scope of the Company’s operations.

In case the Company will have an investment and/or new activity in the near future, at this stage the Company does not know in which sector or industry it will be, hence it does not know how to assess the possible impact of the Virus on the investment/new activity.